DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
On March 9, 2025, we entered into a purchase and sale agreement with Taurus Forest Holdings Limited, pursuant to which we agreed to sell our entire 77% interest in our New Zealand operations. Accordingly, the financial results of the New Zealand Timber segment and the New Zealand portion of the Real Estate, former Trading and Corporate segments were classified as discontinued operations in our Consolidated Statements of Income and Comprehensive Income (Loss) for all periods presented.
On June 30, 2025, we completed the sale of our New Zealand operations for a purchase price of $710 million. Net proceeds to Rayonier, after adjusting for estimated net debt, working capital, transaction costs, and other closing adjustments, were $698.6 million. We received a final purchase price adjustment of $0.7 million during the third quarter, which was recognized as a receivable on our June 30, 2025 Consolidated Balance Sheet. In connection with the sale, we recognized a gain on disposal of discontinued operations of $404.5 million.
The following table summarizes the results of our New Zealand operations for the three years ended December 31, as presented in “Income from operations of discontinued operations, net of tax” in the Consolidated Statements of Income and Comprehensive Income (Loss):

	2024	2023	2022
Sales	$275,068	$268,560	$331,890
Costs and Expenses
Cost of sales (a)	(237,251)	(233,654)	(295,987)
Other operating income (expense), net (b)	542	(8,318)	(5,482)
	(236,709)	(241,972)	(301,469)
Operating income from discontinued operations	38,359	26,588	30,421
Interest expense, net	(3,159)	(3,198)	(2,861)
Interest and other miscellaneous income, net	996	620	204
Income from operations of discontinued operations before income taxes	36,196	24,010	27,764
Income tax expense	(8,073)	(4,829)	(6,277)
Income from operations of discontinued operations, net of tax	28,123	19,181	21,487
Less: Net income from discontinued operations attributable to noncontrolling interests in the Operating Partnership	(324)	(275)	(404)
Less: Net income from discontinued operations attributable to noncontrolling interests in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations attributable to Rayonier Inc.	$23,307	$16,762	$18,117

(a)The year ended December 31, 2023 includes timber write-offs resulting from casualty events of $2.3 million.
(b)The year ended December 31, 2024 includes transaction costs of $0.7 million.
The major classes of the New Zealand operation’s assets and liabilities as reported on the two years ended December 31 Balance Sheet are as follows:

	2024	2023
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$20,093	$28,012
Trade receivables, less allowance for doubtful accounts of $0 and $0	18,935	15,549
Inventory	1,462	1,826
Prepaid logging roads	5,731	6,481
Prepaid expenses	475	794
Assets held for sale	—	8,911
Other current assets	624	2,059
Total current assets	47,320	63,632
TIMBER AND TIMBERLANDS, NET OF DEPLETION AND AMORTIZATION	339,724	385,120
PROPERTY, PLANT AND EQUIPMENT
Buildings	1,707	1,872
Machinery and equipment	171	191
Total property, plant and equipment, gross	1,878	2,063
Less — accumulated depreciation	(935)	(893)
Total property, plant and equipment, net	943	1,170
RIGHT-OF-USE ASSETS	64,082	73,428
OTHER ASSETS	23,850	25,680
TOTAL ASSETS	$475,919	$549,030
LIABILITIES
CURRENT LIABILITIES
Accounts payable	$9,145	$11,203
Current maturities of long-term debt, net	19,442	—
Accrued taxes	2,399	1,348
Accrued payroll and benefits	793	1,253
Other current liabilities	15,556	12,919
Total current liabilities	47,335	26,723
LONG-TERM DEBT, NET	45,360	72,710
LONG-TERM LEASE LIABILITY	60,038	68,085
OTHER NON-CURRENT LIABILITIES	65,443	71,054
TOTAL LIABILITIES	$218,176	$238,572
The following table summarizes the depreciation, depletion and amortization, capital expenditures and non-cash cost of land sold and improved development of the Company’s discontinued operations for the three years ended December 31:

	2024	2023	2022
Depreciation, depletion and amortization	$26,395	$21,666	$23,876
Capital expenditures	17,686	16,663	18,455
Non-cash cost of land and improved development	3,041	—	—